Acquisition (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of identifiable assets acquired and liabilities
	Amount
	RMB	USD
Cash acquired	9,497	1,418
Accounts receivable, net	937	140
Prepaid expenses and other current assets	893	133
Deferred tax assets-current	6,163	920
	17,490	2,611

Property and equipment, net	163	24
Intangible assets, net	190,021	28,369
Long term deposits and other non-current assets	136	20
Goodwill	75,742	11,308
Total assets	283,552	42,332

Current liabilities	101,594	15,168
Total liabilities	101,594	15,168
Total consideration	181,958	27,164

	Amount
	RMB	USD
Cash acquired	168	25
Accounts receivable, net	97	14
Prepaid expenses and other current assets	15	2
Amounts due from related parties	6,563	980
	6,843	1,021

Intangible assets, net	100	15
Goodwill	4,971	742
Total assets	11,914	1,778

Current liabilities	11,814	1,764
Total liabilities	11,814	1,764
Total consideration	100	14

Schedule of unaudited pro forma results of operations
	For the Six months ended June 30, 2021	For the Six months ended June 30, 2021
	(Unaudited)	(Unaudited)
	RMB	USD
Pro forma revenue	845,854	126,283
Pro forma gross profit	172,097	25,693
Pro forma income from operations	111,598	16,661
Pro forma net income	168,465	25,151